Exhibit 99.1

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-24	30/360 Days	30	Collection Period Start	1-Jan-24
Distribution Date	15-Feb-24	Actual/360 Days	30	Collection Period End	31-Jan-24
				Prior Month Settlement Date	16-Jan-24
				Current Month Settlement Date	15-Feb-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,364,914,302.27	71,482,477.49	0.00	0.000000
Yield Supplement Overcollaterization		62,830,425.78	629,228.37	0.00
Total Adjusted Pool Balance		1,302,083,876.49	70,853,249.12	0.00
Total Adjusted Securities		1,302,083,876.49	70,853,249.12	0.00	0.000000
Class A-1 Notes	1.95978%	275,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.97000%	371,250,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.24000%	60,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.93000%	431,250,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.95000%	112,500,000.00	18,769,372.63	0.00	0.000000
Certificates	0.00000%	52,083,876.49	52,083,876.49	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	18,769,372.63	30,500.23	166.8388678	0.2711132
Certificates	52,083,876.49	0.00	1,000.0000000	—

Total Securities	70,853,249.12	30,500.23

I. COLLECTIONS

Interest:
Interest Collections				286,964.78
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				286,964.78
Principal:
Principal Collections				8,267,809.92
Repurchased Loan Proceeds Related to Principal				63,066,002.52

Total Principal Collections				71,333,812.44
Recoveries of Defaulted Receivables				153,589.22

Total Collections				71,774,366.44

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			14,172	70,853,249.12
Total Principal Payment				70,853,249.12

			—	0.00

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	71,774,366.44
Reserve Account Draw	3,255,209.69
Total Available for Distribution	75,029,576.13
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	59,568.73
Servicing Fee Paid	59,568.73
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	30,500.23
Class A-4 Notes Monthly Interest Paid	30,500.23
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		30,500.23
Total Note Monthly Interest Paid		30,500.23
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		74,939,507.17
4. Total Monthly Principal Paid on the Notes		18,769,372.63
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		18,769,372.63
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		52,083,876.49
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		52,083,876.49
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		56,170,134.54
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		56,170,134.54

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,209.69
Required Reserve Account Amount		0.00
Beginning Reserve Account Balance		3,255,209.69
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		0.00
Required Reserve Account Amount for Next Period		0.00

VI. POOL STATISTICS

Weighted Average Coupon		4.68%
Weighted Average Remaining Maturity		14.47

	Amount	Number
Principal on Defaulted Receivables	148,665.05	14
Principal Recoveries of Defaulted Receivables	153,589.22

Monthly Net Losses	(4,924.17)
Pool Balance at Beginning of Collection Period	71,482,477.49
Net Loss Ratio for Third Preceding Collection Period	0.07%
Net Loss Ratio for Second Preceding Collection Period	-1.30%
Net Loss Ratio for Preceding Collection Period	0.14%
Net Loss Ratio for Current Collection Period	-0.08%
Four-Month Average Net Loss Ratio	-0.29%
Cumulative Net Losses for all Periods	14,253,115.52

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,770,148.11	192	0.00%
61-90 Days Delinquent	505,058.97	46	0.00%
91-120 Days Delinquent	128,397.04	19	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,403,604.12	257	0.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.37%	0.21%
Delinquency Ratio for Second Preceding Collection Period	0.62%	0.33%
Delinquency Ratio for Preceding Collection Period	0.75%	0.42%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.43%	0.24%
60 Day Delinquent Receivables	657,654.20
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	736,894.93
Number of Extensions	81

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO